UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust Third Quarter Report September 30, 2010	Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 13.2% during the third quarter of 2010, compared with gains of 12.4% and 12.3% for the Standard & Poor’s (“S&P”) Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund’s publicly traded shares was 10.2% during the third quarter of 2010.
Enclosed is the investment portfolio as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	13.23%	5.85%	11.56%	(1.28)%	4.67%	7.12%
Investment Total Return (c)	10.21	8.70	20.46	4.02	7.21	6.98
S&P 500 Index	11.30	3.91	10.18	(7.15)	0.64	2.36
S&P 500 Utilities Index	12.35	4.32	11.90	(3.75)	2.51	8.74
Lipper Utility Fund Average	12.34	3.32	9.33	(5.90)	2.74	8.08

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 95.7%
	ENERGY AND UTILITIES — 69.7%
	Energy and Utilities: Alternative Energy — 0.3%
	U.S. Companies
7,000	Ormat Technologies Inc.	$204,190

	Energy and Utilities: Electric Transmission and Distribution — 5.7%
	Non U.S. Companies
8,775	National Grid plc, ADR	375,043
3,500	Red Electrica Corporacion SA	164,589

	U.S. Companies
4,000	CH Energy Group Inc.	176,640
2,000	Consolidated Edison Inc.	96,440
5,000	Northeast Utilities	147,850
46,000	NSTAR	1,810,100
38,000	Pepco Holdings Inc.	706,800
1,666	UIL Holdings Corp.	46,915

		3,524,377

	Energy and Utilities: Integrated — 45.5%
	Non U.S. Companies
150,000	A2A SpA	230,049
600	Areva SA	252,011
9,000	Chubu Electric Power Co. Inc.	222,413
152,000	Datang International Power Generation Co. Ltd., Cl. H	63,473
2,700	E.ON AG	79,615
9,000	E.ON AG, ADR	265,770
9,760	EDP — Energias de Portugal SA, ADR	333,499
10,000	Electric Power Development Co. Ltd.	300,671
5,000	Emera Inc.	143,794
10,000	Endesa SA	267,675
68,400	Enel SpA	364,594
29,000	Enersis SA, ADR	681,790
140,000	Hera SpA	267,007
10,000	Hokkaido Electric Power Co. Inc.	199,090
10,000	Hokuriku Electric Power Co.	228,318
14,000	Huaneng Power International Inc., ADR	346,640
77,884	Iberdrola SA	599,148
12,000	Iberdrola SA, ADR	367,920
3,000	International Power plc	18,285
28,000	Korea Electric Power Corp., ADR†	362,040
10,000	Kyushu Electric Power Co. Inc.	228,318
10,000	Shikoku Electric Power Co. Inc.	286,895
10,000	The Chugoku Electric Power Co. Inc.	197,293
16,000	The Kansai Electric Power Co. Inc.	388,500
10,000	The Tokyo Electric Power Co. Inc.	243,891
10,000	Tohoku Electric Power Co. Inc.	221,131
4,500	Verbund AG	161,341

	U.S. Companies
2,000	Allegheny Energy Inc.	49,040
2,000	ALLETE Inc.	72,860
20,000	Ameren Corp.	568,000
30,000	American Electric Power Co. Inc.	1,086,900
1,500	Avista Corp.	31,320
8,000	Black Hills Corp.	249,600
500	Cleco Corp.	14,810
500	CMS Energy Corp.	9,010
11,000	Dominion Resources Inc.	480,260
50,000	DPL Inc.	1,306,500
38,000	Duke Energy Corp.	672,980
4,000	El Paso Electric Co.†	95,120
50,000	Great Plains Energy Inc.	945,000
22,000	Hawaiian Electric Industries Inc.	495,880
29,500	Integrys Energy Group Inc.	1,535,770
8,000	Maine & Maritimes Corp.	359,200
15,000	MGE Energy Inc.	593,850
14,000	NextEra Energy Inc.	761,460
45,000	NiSource Inc.	783,000
13,000	NorthWestern Corp.	370,500
19,500	OGE Energy Corp.	777,465
10,000	Otter Tail Corp.	203,900
1,000	PG&E Corp.	45,420
16,000	Pinnacle West Capital Corp.	660,320
4,200	PPL Corp.	114,366
31,000	Progress Energy Inc.	1,377,020
32,000	Public Service Enterprise Group Inc.	1,058,560
18,000	SCANA Corp.	725,760
45,000	Southern Co.	1,675,800
1,000	TECO Energy Inc.	17,320
30,000	The AES Corp.†	340,500
2,000	The Empire District Electric Co.	40,300
15,000	UniSource Energy Corp.	501,450
17,000	Vectren Corp.	439,790
40,000	Westar Energy Inc.	969,200
5,000	Wisconsin Energy Corp.	289,000
40,000	Xcel Energy Inc.	918,800

		27,957,202

	Energy and Utilities: Natural Gas Integrated — 5.4%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	405,159

	U.S. Companies
50,000	El Paso Corp.	619,000
1,000	Energen Corp.	45,720
18,000	National Fuel Gas Co.	932,580
2,000	ONEOK Inc.	90,080
24,000	Southern Union Co.	577,440
30,000	Spectra Energy Corp.	676,500

		3,346,479

	Energy and Utilities: Natural Gas Utilities — 4.3%
	Non U.S. Companies
1,500	Enagas	30,397
1,890	GDF Suez	67,660
11,454	GDF Suez, ADR	411,199
6,867	GDF Suez, Strips	9
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

Shares/ Units		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	U.S. Companies
14,000	Atmos Energy Corp.	$409,500
4,050	Chesapeake Utilities Corp.	146,691
20,000	Nicor Inc.	916,400
5,000	Piedmont Natural Gas Co. Inc.	145,000
10,000	Southwest Gas Corp.	335,900
5,000	The Laclede Group Inc.	172,100

		2,634,856

	Energy and Utilities: Oil — 3.0%
	Non U.S. Companies
10,000	Dragon Oil plc†	69,159
1,000	Niko Resources Ltd.	98,416
2,200	PetroChina Co. Ltd., ADR	256,124
11,000	Petroleo Brasileiro SA, ADR	398,970
9,000	Royal Dutch Shell plc, Cl. A, ADR	542,700

	U.S. Companies
2,000	Chevron Corp.	162,100
2,000	ConocoPhillips	114,860
2,000	Devon Energy Corp.	129,480
1,000	Exxon Mobil Corp.	61,790

		1,833,599

	Energy and Utilities: Services — 0.5%
	Non U.S. Companies
10,000	ABB Ltd., ADR	211,200

	U.S. Companies
2,500	Halliburton Co.	82,675

		293,875

	Energy and Utilities: Water — 3.5%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	14,220
49,000	Severn Trent plc	1,009,127
37,090	United Utilities Group plc	333,855

	U.S. Companies
8,666	Aqua America Inc.	176,786
2,700	California Water Service Group	99,765
4,000	Middlesex Water Co.	67,360
17,000	SJW Corp.	418,710

		2,119,823

	Diversified Industrial — 0.6%
	Non U.S. Companies
9,000	Bouygues SA	386,298

	Environmental Services — 0.5%
	Non U.S. Companies
500	Suez Environnement Co. SA	9,236
12,000	Veolia Environnement	316,056

		325,292

	Independent Power Producers and Energy Traders — 0.4%
	U.S. Companies
12,000	NRG Energy Inc.†	249,840

	TOTAL ENERGY AND UTILITIES	42,875,831

	COMMUNICATIONS — 22.1%
	Cable and Satellite — 5.4%
	Non U.S. Companies
5,000	British Sky Broadcasting Group plc	55,413
10,000	Cogeco Inc.	306,152
2,500	Rogers Communications Inc., Cl. B	93,575
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,349

	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	654,750
30,000	DIRECTV, Cl. A†	1,248,900
30,000	DISH Network Corp., Cl. A	574,800
6,000	EchoStar Corp., Cl. A†	114,480
4,580	Liberty Global Inc., Cl. A†	141,110
4,000	Liberty Global Inc., Cl. C†	122,240

		3,332,769

	Telecommunications — 13.7%
	Non U.S. Companies
26,000	BCE Inc.	845,000
4,000	Belgacom SA	155,983
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	52,851
26,000	BT Group plc, ADR	569,920
38,000	Deutsche Telekom AG, ADR	517,940
6,000	France Telecom SA, ADR	129,180
8,000	Manitoba Telecom Services Inc.	219,419
29,651	Orascom Telecom Holding SAE, GDR†	128,715
50,000	Portugal Telecom SGPS SA	667,312
15,000	Royal KPN NV, ADR	234,000
1,300	Swisscom AG	524,286
20,000	Telecom Italia SpA	27,947
17,000	Telefonica SA, ADR	1,260,550
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	209,020
17,000	Telekom Austria AG	255,855
16,000	VimpelCom Ltd., ADR†	237,600

	U.S. Companies
31,000	AT&T Inc.	886,600
70,000	Sprint Nextel Corp.†	324,100
10,000	Telephone & Data Systems Inc.	328,000
25,000	Verizon Communications Inc.	814,750

		8,389,028

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications — 3.0%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	$106,660
12,000	Millicom International Cellular SA	1,151,400
4,000	Mobile TeleSystems OJSC, ADR	84,920
10,000	Turkcell Iletisim Hizmetleri A/S, ADR	167,600
6,000	Vivo Participacoes SA, ADR	163,020
8,000	Vodafone Group plc, ADR	198,480

		1,872,080

	TOTAL COMMUNICATIONS	13,593,877

	OTHER — 3.9%
	Aerospace — 1.4%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	853,231

	Building and Construction — 0.0%
	Non U.S. Companies
400	Acciona SA	33,787

	Business Services — 0.2%
	Non U.S. Companies
4,000	Sistema JSFC, GDR (c)	108,000

	Entertainment — 1.3%
	Non U.S. Companies
30,000	Vivendi	819,996

	Metals and Mining — 0.5%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	289,152

	Real Estate — 0.3%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	170,220

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	102,620

	TOTAL OTHER	2,377,006

	TOTAL COMMON STOCKS	58,846,714

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	78,000

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (a)	29,300

	TOTAL CONVERTIBLE PREFERRED STOCKS	107,300

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (b)	32,600
2,000	Bharti Airtel Ltd., expire 09/29/14† (b)	16,300

		48,900

	TOTAL WARRANTS	48,900

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.0%
$2,485,000	U.S. Treasury Bills, 0.120% to 0.185%††, 11/04/10 to 03/17/11	2,484,318

TOTAL INVESTMENTS — 100.0% (Cost $53,430,574)		$61,487,232

	Aggregate tax cost	$53,492,852

	Gross unrealized appreciation	$10,480,944
	Gross unrealized depreciation	(2,486,564)

	Net unrealized appreciation/depreciation	$7,994,380

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $82,151 or 0.13% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $101,751 or 0.17% of total investments.

(c)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2010, the market value of the Regulation S security amounted to $108,000 or 0.18% of total investments, which was valued under methods approved by Board of Trustees as follows:

				09/30/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
4,000	Sistema JSFC, GDR	09/05/06	$100,137	$27.0000

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

GDR Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	65.5%	$40,288,640
Europe	25.4	15,593,091
Japan	4.1	2,516,519
Latin America	3.0	1,862,832
Asia/Pacific	1.7	1,028,277
Africa/Middle East	0.3	197,873

Total Investments	100.0%	$61,487,232

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST (the “Fund”)
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
     The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
COMMUNICATIONS
Telecommunications
Non U.S. Companies	$5,982,727	$52,851	$6,035,578
Other Industries (a)	52,811,136	—	52,811,136

Total Common Stocks	58,793,863	52,851	58,846,714

Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications
U.S. Companies	78,000	—	78,000
OTHER
Transportation
U.S. Companies	—	29,300	29,300

Total Convertible Preferred Stocks	78,000	29,300	107,300

Warrants (a)	—	48,900	48,900
U.S. Government Obligations	—	2,484,318	2,484,318

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$58,871,863	$2,615,369	$61,487,232

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$17,397	$17,397

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.
     There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an equity swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$456,459 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$17,397
     The Fund’s volume of activity in equity contract for difference swap agreements during the period ended September 30, 2010 had an average monthly notional amount of approximately $434,991.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following table summarizes the net unrealized appreciation of derivatives held at September 30, 2010 by primary risk exposure:

Net Unrealized
Appreciation at
Asset Derivatives:	September 30, 2010
Equity Contract	$17,397
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $375,535, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Utility & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Alternext US trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE Alternext US or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940—3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Anthony J. Colavita
     President,
     Anthony J. Colavita, P.C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Mario d’Urso
     Former Italian Senator
Vincent D. Enright
     Former Senior Vice President
     & Chief Financial Officer,
     KeySpan Corp.
Michael J. Melarkey
     Attorney-at-Law,
     Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
     Certified Public
     Accountant, Salibello & Broder LLP
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
     President
Peter D. Goldstein
     Chief Compliance Officer
Agnes Mullady
     Treasurer & Secretary
David I. Schachter
     Vice President & Ombudsman
Investment Adviser
Gabelli Funds, LLC One
Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

Common
NYSE Amex—Symbol:	GLU
Shares Outstanding:	3,069,629
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.